Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

Emerging Growth Corporation

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies, but any such election to opt out is irrevocable. The Corporation has elected not to opt out of such extended transition period, which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Corporation, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Corporation’s financial statement with another public Corporation that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Liquidity and Capital Resources

Liquidity and Capital Resources

As of December 31, 2020, the Corporation held operating cash totaling $2,114,670 which is available to fund its ongoing working capital requirements. The Corporation anticipates generating negative cash flows from operating activities until a Business Combination has been completed. Thereafter, cashflow will depend on the nature and success of a Business Combination. The expenses relating to ongoing operating activities include professional fees, general and administration expenses, and costs associated with identifying and negotiating a Business Combination.

Currently, the Corporation does not expect to raise additional funds to meet its operating expenditures until the consummation of a Business Combination. Management expects, but it cannot be assured, that the Corporation will have sufficient funds outside of the Trust Account to operate the business.

To the extent that the Corporation requires additional funding for general ongoing expenses or in connection with a Business Combination, the Corporation may seek funding by way of unsecured loans from our Sponsor or its affiliates, which loans must be on reasonable commercial terms. The lender under the loans would not have recourse against the funds held in the Trust Account, and thus the loans will not reduce the value thereof. Such loans will collectively be subject to a maximum aggregate principal amount equal to 10% of the Trust Account. Such loans may be repayable in cash or be convertible into shares and/or Warrants, however no such repayment or conversion shall occur prior to the closing of a Business Combination. The Corporation will not obtain any other form of debt financing except: (i) in the ordinary course for short term trade, accounts payable and general ongoing expenses; or (ii) contemporaneous with, or after, the completion of a Business Combination. Otherwise, the Corporation may seek to raise additional funds through a rights offering in respect of shares available to its shareholders, in accordance with the requirements of applicable securities legislation, and subject to placing the required funds raised in the Trust Account.

Note 2—Summary of Significant Accounting Policies (Continued)

Management has determined that if the Corporation is unable to consummate a Business Combination within the Permitted Timeline, the mandatory liquidation and subsequent dissolution of the Corporation would raise substantial doubt about the Corporation’s ability to continue as a going concern. On February 4, 2021, the Corporation announced that it entered into a transaction agreement (“Transaction Agreement”). The execution of the Transaction Agreement resulted in the automatic extension of the Corporation’s Permitted Timeline in which to close a qualifying transaction to May 15, 2021. While there is no guarantee that the Business Combination will be completed, management believes the completion of this Business Combination within the Permitted Timeline addresses this uncertainty. Accordingly, adjustments that would be necessary should the Corporation be required to liquidate after May 15, 2021 have not been made to the carrying amounts of assets or liabilities in these financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Corporation’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Corporation to concentrations of credit risk consist of a cash account held at financial institutions, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Corporation has not experienced losses on these accounts and management believes the Corporation is not exposed to significant risks on such accounts. The Corporation’s marketable securities portfolio consists of U.S. Treasury Bills with an original maturity of 180 days or less.

Marketable Securities

Marketable Securities

The Corporation’s portfolio of marketable securities is comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule 2a‑7 of the Investment Company Act, as determined by the Corporation, classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is recognized as gains or losses in the accompanying Statements of Operations. The estimated fair values of financial instruments are determined using available market information.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date.

Note 2—Summary of Significant Accounting Policies (Continued)

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to evaluation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and the lowest priority to unobservable inputs. The Corporation uses the following three levels of inputs to measure fair value measurements:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
•

Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•

Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2020 and for period from July 8 (inception) to December 31, 2019.

At December 31, 2020 and 2019, the carrying amount of the Corporation’s cash, prepaid expenses, accounts payable and accrued expenses approximate fair value due to their short-term nature. The Corporation’s portfolio of marketable securities is comprised of an investment in U.S. Treasury Bills with an original maturity of 180 days or less. Fair values for trading securities are determined using quoted market prices.

Class A Restricted Voting Shares Subject to Possible Redemption

Class A Restricted Voting Shares Subject to Possible Redemption

Class A Restricted Voting Shares subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable Class A Restricted Voting Shares (including Class A Restricted Voting Shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Corporation’s control) are classified as temporary equity. At all other times, Class A Restricted Voting Shares are classified as shareholders’ equity. The Corporation’s Class A Restricted Voting Shares feature certain redemption rights that are considered to be outside of the Corporation’s control and subject to occurrence of uncertain future events. Accordingly, Class A Restricted Voting Shares subject to possible redemption is presented as temporary equity, outside of the stockholders’ equity section of the Corporation’s balance sheets. Changes in redemption value are recorded in the period in which such change occurs.

Note 2—Summary of Significant Accounting Policies (Continued)

The Class A Restricted Voting Shares may be considered restricted securities within the meaning of such term under securities laws. Prior to the completion of a Business Combination, holders of the Class A Restricted Voting Shares would not be entitled to vote at (or receive notice of or meeting materials in connection with) meetings held only to consider the election and/or removal of directors and auditors. The holders of the Class A Restricted Voting Shares would, however, be entitled to vote on and receive notice of meetings on all other matters requiring shareholder approval (including the proposed Qualifying Acquisition, if required under applicable law, and any proposed extension to the Permitted Timeline) other than the election and/or removal of directors and auditors prior to Closing Date of a Business Combination. In lieu of holding an annual meeting prior to the Closing Date of a Business Combination, the Corporation is required to provide an annual update on the status of identifying and securing a Business Combination by way of a press release.

The Corporation is authorized to issue an unlimited number of no-par value Class A Restricted Voting Shares prior to the Closing of a Business Combination.

Offering Costs Associated with Initial Public Offering

Offering Costs Associated with Initial Public Offering

Offering costs (also “Transaction Costs”) consist of underwriting, legal, accounting, and other expenses incurred through the balance sheet date that are directly related to the initial public offering. Such costs were charged to additional paid-in-capital upon the completion of the Offering.

Income Taxes

Income Taxes

The Corporation is subject to federal, provincial, and territorial taxes of Canada. The Corporation follows the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. The Corporation recognizes the tax benefit from an uncertain tax position only if it is more-likely-than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Deferred tax expense (benefit) is the result of changes in deferred tax assets and liabilities. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Deferred income tax assets, including those arising from unutilized tax losses, require management to assess the likelihood that the Corporation will generate taxable income in future periods in order to utilize recognized deferred tax assets. Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing laws in each applicable jurisdiction. Future taxable income is also significantly dependent upon the Corporation completing a Business Combination, the underlying structure of a Business Combination, and the resulting nature of operations. To the extent that future cash flows and/or the probability, structure and timing, and the nature of operations of a future Business Combination differ significantly from estimates made, the ability of the Corporation to realize a deferred income tax asset could be materially impacted.

Note 2—Summary of Significant Accounting Policies (Continued)

The Corporation recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits at both December 31, 2020 and December 31, 2019. No amounts were accrued for the payment of interest and penalties for the year ended December 31, 2020 and for the period from July 8, 2019 (inception) to December 31, 2019. The Corporation is currently not aware of any issues under review that could result in significant payments, accruals or material impacts to its position.

The Corporation is subject to income tax examinations by major taxing authorities. These potential examinations may include questioning the timing and amount of deductions and compliance with federal, provincial, and territorial tax laws. The Corporation’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

The Corporation’s statement of operations includes a presentation of income per share for shares subject to redemption in a manner similar to the two-class method of income per share.

Net income (loss) per share, basic and diluted for Class A Restricted Voting Shares is calculated by dividing the investment income earned on the Trust Account less applicable income taxes, by the weighted average number of shares of Class A Restricted Voting Shares outstanding for the period presented. Net income (loss) per Class B share is computed by dividing the net earnings or loss attributable to shareholders by the weighted average number of shares outstanding during the period, excluding Class A Restricted Voting Shares subject to redemption. Diluted earnings or loss per share, where applicable, is calculated by adjusting the weighted average number of shares outstanding for dilutive instruments by applying the treasury stock method. At December 31, 2020 and December 31, 2019, the Corporation had outstanding warrants to purchase 30,000,000 shares of common stock. These shares were excluded from the calculation of diluted net income (loss) per share of common stock because their inclusion would have been anti-dilutive. As a result, diluted net income (loss) per common share is the same as basic net income (loss) per common share for the period presented.

The Corporation’s net income is adjusted for the portion of income that is attributable to Class A Restricted Voting Shares subject to redemption, as these shares only participate in the earnings of the Trust Account (less applicable taxes) and not the income or losses of the Corporation.

Note 2—Summary of Significant Accounting Policies (Continued)

Accordingly, basic, and diluted income per share is calculated as follows:

		Period from
		July 8, 2019
	Year ended	(inception) to
	December 31, 2020	December 31, 2019
Net (loss) income	$(121,072)	$1,024,608
Less: Income attributable to Class A Restricted Voting Shares(1)	(1,665,842)	(11,883,910)
Adjusted net loss attributable to Class B common stock	$(1,786,914)	$(10,859,302)
Basic and diluted net income per Class A Restricted Voting Share	$0.05	$0.42
Weighted average number of Class A Restricted Voting Shares outstanding (basic and diluted)	36,000,000	28,107,345
Basic and diluted net loss per Class B share	$(0.20)	$(1.50)
Weighted average number of Class B shares outstanding (basic and diluted)	9,000,000	7,241,879
(1)

Amounts includes interest earned on the Trust Account, less applicable income taxes. For the period from July 8, 2019 (inception) to December 31, 2019, amount also includes accretion of a dividend related to the allocation of the fair value of warrants on Class A Restricted Voting Units of $10,237,500.

New Accounting Pronouncements and Recent Accounting Pronouncements

New Accounting Pronouncements

In November 2016, the FASB issued ASU 2016‑18, Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force), which provides guidance on the presentation of restricted cash or restricted cash equivalents in the statement of cash flows. The Corporation adopted this standard effective July 8, 2019.

Recent Accounting Pronouncements

The Corporation’s management does not believe that there are any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Corporation’s financial statements.